Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Supplement [Text Block]	waf_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 23, 2013

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED AUGUST 30, 2013, OF

WESTERN ASSET MACRO OPPORTUNITIES FUND

The seventh paragraph in the section titled “Principal investment strategies” in the fund’s Summary Prospectus and in the fund’s Prospectus is deleted in its entirety and replaced by the following language:

In addition, under normal circumstances, at the time of purchase:

•	No more than 75% of the fund’s net assets may be invested in non-dollar denominated securities.

•
No more than 50% of the fund’s net assets may be invested in un-hedged non-U.S. dollar denominated securities, currency futures, forwards, or options measured at notional value, excluding instruments used for hedging purposes.

•
No more than 50% of the fund’s net assets may be invested in debt and other fixed income securities rated below the Baa or BBB categories at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated below investment grade (i.e., securities rated below the Baa/BBB categories) are commonly known as “junk bonds” or “high yield securities.”

•	No more than 50% of the fund’s net assets may be invested in securities of issuers in emerging markets

Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 23, 2013

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED AUGUST 30, 2013, OF

WESTERN ASSET MACRO OPPORTUNITIES FUND

The seventh paragraph in the section titled “Principal investment strategies” in the fund’s Summary Prospectus and in the fund’s Prospectus is deleted in its entirety and replaced by the following language:

In addition, under normal circumstances, at the time of purchase:

•	No more than 75% of the fund’s net assets may be invested in non-dollar denominated securities.

•
No more than 50% of the fund’s net assets may be invested in un-hedged non-U.S. dollar denominated securities, currency futures, forwards, or options measured at notional value, excluding instruments used for hedging purposes.

•
No more than 50% of the fund’s net assets may be invested in debt and other fixed income securities rated below the Baa or BBB categories at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated below investment grade (i.e., securities rated below the Baa/BBB categories) are commonly known as “junk bonds” or “high yield securities.”

•	No more than 50% of the fund’s net assets may be invested in securities of issuers in emerging markets